14. FINANCIAL INSTRUMENTS (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Closing Balance	R$ 42,940,059	R$ 32,712,311
Perpetual Bonds [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Closing Balance	5,203,773	4,036,186
Fair value	5,157,465	3,706,553
Fixed rate notes [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Closing Balance	15,067,341	8,090,297
Fair value	R$ 15,744,067	R$ 8,345,471